Taxation - Withholding tax (Details)	12 Months Ended
Dec. 31, 2021
Outside of China
Taxation
Withholding income tax rate on dividends distributed by a FIE	10.00%
Withholding income tax rate	10.00%
Hong Kong
Taxation
Withholding income tax rate on dividends distributed by a FIE	5.00%
Threshold of shares owned by foreign investors for 5% withholding tax rate (as a percent)	25.00%
Withholding income tax rate	5.00%